Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income
Debt securities		$ 11,234	$ 14,955	$ 14,406
Loans held for sale	[1]	947	892	917
Loans		34,109	44,146	43,974
Equity securities		554	962	992
Other interest income		954	5,128	4,358
Total interest income		47,798	66,083	64,647
Interest expense
Deposits		2,804	8,635	5,622
Short-term borrowings		250	2,316	1,717
Long-term debt		4,471	7,350	6,703
Other interest expense		438	551	610
Total interest expense		7,963	18,852	14,652
Net interest income		39,835	47,231	49,995
Noninterest income
Deposit and lending-related fees	[2]	6,602	7,293	7,369
Card fees	[2]	3,544	4,016	3,907
Mortgage banking	[2]	3,493	2,715	3,017
Net gains on trading and securities	[2]	2,710	3,976	2,225
Other	[2]	2,044	5,760	5,386
Total noninterest income	[2]	32,505	37,832	36,413
Total revenue		72,340	85,063	86,408
Provision for credit losses		14,129	2,687	1,744
Noninterest expense
Personnel	[3]	34,811	35,128	33,085
Technology, telecommunications and equipment	[3]	3,099	3,276	2,903
Occupancy	[3]	3,263	2,945	2,888
Operating losses	[3]	3,523	4,321	3,124
Professional and outside services	[3]	6,706	6,745	6,588
Advertising and promotion	[3]	600	1,076	857
Restructuring charges	[3]	1,499	0	0
Other	[3]	4,129	4,687	6,681
Total noninterest expense	[3]	57,630	58,178	56,126
Income before income tax expense (benefit)		581	24,198	28,538
Income tax expense (benefit)		(3,005)	4,157	5,662
Net income before noncontrolling interests		3,586	20,041	22,876
Less: Net income from noncontrolling interests		285	492	483
Wells Fargo net income		3,301	19,549	22,393
Less: Preferred stock dividends and other		1,591	1,611	1,704
Wells Fargo net income applicable to common stock		$ 1,710	$ 17,938	$ 20,689
Per share information
Earnings per common share (in dollars per share)		$ 0.42	$ 4.08	$ 4.31
Diluted earnings per common share (in dollars per share)		$ 0.41	$ 4.05	$ 4.28
Average common shares outstanding (in shares)		4,118.0	4,393.1	4,799.7
Diluted average common shares outstanding (in shares)		4,134.2	4,425.4	4,838.4
Brokerage fees [Member]
Noninterest income
Fee income	[2]	$ 9,375	$ 9,237	$ 9,436
Trust and investment management fees [Member]
Noninterest income
Fee income	[2]	2,872	3,038	3,316
Investment banking fees [Member]
Noninterest income
Fee income	[2]	$ 1,865	$ 1,797	$ 1,757

[1]	In 2020, interest income on mortgage loans held for sale was reclassified into loans held for sale. Prior period balances have been revised to conform with the current period presentation.
[2]	In 2020, service charges on deposit accounts service charges on deposit accounts, cash network fees, wire transfer and other remittance fees, certain other fees, and certain fees associated with lending activities were combined into a single line item for deposit and lending-related fees; insurance income, lease income and certain other fees were reclassified to other noninterest income; and net gains from trading activities, net gains on debt securities, and net gains from equity securities were combined into a single line for net gains on trading and securities. Prior period balances have been revised to conform with the current period presentation.
[3]	In 2020, personnel-related expenses were combined into a single line item, expenses for outside professional services, contract services, and outside data processing were combined into a single line item for professional and outside services expense; expenses for technology and equipment and telecommunications were combined into a single line item for technology, telecommunications and equipment expense; and certain other expenses were reclassified to other noninterest expense. Prior period balances have been revised to conform with the current period presentation.